As filed with the Securities and Exchange Commission on March 31, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.
Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at January 31, 2016 (Unaudited)
Shares	Fair Value
COMMON STOCKS: 98.0%

Consumer Discretionary: 10.3%
111,570	Bed Bath & Beyond, Inc. *	$4,816,477
283,490	Discovery Communications, Inc. - Class C *	7,713,763
114,425	Harley-Davidson, Inc.	4,577,000
188,340	Johnson Controls, Inc.	6,755,756
25,595	McDonald's Corp.	3,168,149
88,645	Time Warner, Inc.	6,244,154
		33,275,299
Consumer Staples: 6.1%
153,935	Archer-Daniels-Midland Co.	5,441,602
84,575	Bunge Ltd.	5,244,496
135,570	Wal-Mart Stores, Inc.	8,996,425
		19,682,523
Energy: 10.8%
269,440	BG Group PLC - ADR	4,062,886
59,065	Chevron Corp.	5,107,351
89,420	ConocoPhillips	3,494,534
94,880	Exxon Mobil Corp.	7,386,408
82,850	Noble Energy, Inc.	2,681,854
40,370	Phillips 66	3,235,655
87,270	Royal Dutch Shell PLC - ADR	3,833,771
71,240	Schlumberger Ltd.	5,148,515
		34,950,974
Financials: 21.3%
10,000	Alleghany Corp. *	4,779,200
116,250	Allstate Corp.	7,044,750
84,165	American Express Co.	4,502,827
21,010	BlackRock, Inc.	6,602,603
59,695	The Howard Hughes Corp. *	5,672,816
179,105	JPMorgan Chase & Co.	10,656,747
232,660	Morgan Stanley	6,021,241
196,660	Plum Creek Timber Co., Inc.	7,966,697
84,665	The PNC Financial Services Group, Inc.	7,336,222
104,660	State Street Corp.	5,832,702
52,500	U.S. Bancorp #	2,103,150
		68,518,955
Health Care: 15.6%
31,440	Aetna, Inc.	3,201,850
41,750	Amgen, Inc.	6,376,477
53,195	Becton Dickinson and Co.	7,732,957
98,400	Johnson & Johnson	10,276,896
34,605	McKesson Corp.	5,570,713
175,595	Merck & Co., Inc.	8,897,399
266,155	Pfizer, Inc.	8,115,066
		50,171,358
Industrials: 11.6%
23,090	3M Co.	3,486,590
71,135	AGCO Corp.	3,469,254
307,330	CSX Corp.	7,074,737
63,030	Emerson Electric Co.	2,898,119
305,270	General Electric Co.	8,883,357
39,080	Raytheon Co.	5,011,619
173,915	Southwest Airlines Co.	6,542,682
		37,366,358

Information Technology: 16.5%
105,665	Amdocs Ltd.	5,784,102
62,575	Apple, Inc.	6,091,050
90,430	Avnet, Inc.	3,609,966
368,770	EMC Corp.	9,134,433
264,970	Hewlett Packard Enterprise Co.	3,645,987
264,970	HP, Inc.	2,572,859
116,245	Intel Corp.	3,605,920
117,480	Microsoft Corp.	6,471,973
97,405	QUALCOMM, Inc.	4,416,343
81,440	TE Connectivity Ltd.	4,655,110
181,090	The Western Union Co.	3,230,646
		53,218,389
Materials: 2.8%
38,475	Monsanto Co.	3,485,835
283,395	Newmont Mining Corp.	5,656,564
		9,142,399
Telecommunication Services: 3.0%
264,105	AT&T, Inc.	9,523,626
TOTAL COMMON STOCKS
(Cost $310,329,490)		315,849,881

TOTAL INVESTMENTS IN SECURITIES: 98.0%
(Cost $310,329,490)		315,849,881
Other Assets in Excess of Liabilities: 2.0%		6,422,191
TOTAL NET ASSETS: 100.0%		$322,272,072

ADR	American Depositary Receipt
*	Non-income producing security
#
Affiliated Security. Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Distributor is affiliated with the Fund's transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC and the Fund's custodian, U.S. Bank N.A.  The Fund purchased the shares shown below prior to August 14, 2012, when the Distributor became the Fund's principal underwriter.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

A schedule of the Fund's investment in affiliated securities held during the three months ended January 31, 2016, is set forth below:
Issuer	Share Balance at October 31, 2015	Additions	Reductions	Share Balance at January 31, 2016	Dividend Income	Value at January 31, 2016
U.S. Bancorp	52,500	-	-	52,500	$13,388	$2,103,150

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows+:

Cost of investments						$310,329,490
Gross unrealized appreciation						36,092,934
Gross unrealized depreciation						(30,572,543)
Net unrealized appreciation						$5,520,391

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at January 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$315,849,881	$-	$-	$315,849,881
	$315,849,881	$-	$-	$315,849,881

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President, Principal Executive Officer

Date March  24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President, Principal Executive Officer

Date March 24, 2016

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer, Principal Financial Officer

Date March 24, 2016